Shareholders' Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Equity
Dividend declared per share	$ 1.36	$ 1.28
Cash dividends	$ 233.0	$ 197.6
DRIP dividends	29.1	48.2
Dividend paid	$ 262.1	$ 245.8